5. STOCKHOLDERS' DEFICIT (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
On February 17, 2014 [Member] | Warrant 3 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	86.94%	86.94%
Expected term	2 years	2 years
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On February 17, 2014 [Member] | Warrant 4 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	86.94%	86.94%
Expected term	2 years	2 years
Risk free interest rate	1.53%	1.53%
Expected forfeitures		0.00%
On February 17, 2014 [Member] | Warrant 5 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	86.23%	86.23%
Expected term	3 years	3 years
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On February 17, 2014 [Member] | Warrant 6 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	86.23%	86.23%
Expected term	3 years	3 years
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On February 17, 2014 [Member] | Warrant 7 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	123.49%	123.49%
Expected term	3 years	3 years
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On February 17, 2014 [Member] | Warrant 8 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	123.49%	123.49%
Expected term	3 years	3 years
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On June 4, 2014 [Member] | Warrant 9 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	86.69%	86.69%
Expected term	3 years	3 years
Risk free interest rate	0.85%	0.85%
Expected forfeitures	0.00%	0.00%
On January 23, 2015 [Member] | Warrant 2 [Member]
Expected dividends	0.00%
Expected volatility	88.13%
Expected term	3 years
Risk free interest rate	1.33%
Expected forfeitures	0.00%